RETIREMENT BENEFIT OBLIGATIONS (Details) £ in Millions, $ in Millions		1 Months Ended			12 Months Ended
	Jan. 04, 2024 USD ($)	Dec. 31, 2023 USD ($) item country	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) item country	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Amount recognised on the balance sheet - liability		$ (88)				$ (88)	$ (70)
Amount recognised on the balance sheet - asset		69				69	141
Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded		$ (19)				$ (19)	71
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country		13				13
Number of major defined benefit plans | item		2				2
Pension plans | Minimum
Disclosure of defined benefit plans [line items]
Minimum funding requirement period						7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary		66.70%				66.70%
Pension plans | Funded plans
Disclosure of defined benefit plans [line items]
Funded		$ 56				$ 56	133
Pension plans | United Kingdom
Disclosure of defined benefit plans [line items]
Transaction value of buy-in to pension fund | £				£ 260
OCI loss on trustee buy-in to defined benefit fund						(58)
Cash impact from trustee buy-in to defined benefit fund			$ 0
Pension plans | United Kingdom | Funded plans
Disclosure of defined benefit plans [line items]
Funded		61				61	114
Pension plans | United States of America
Disclosure of defined benefit plans [line items]
Lump sum paid in exchange for outstanding plan benefits		80
Expense recognised on difference between lump sum paid and defined benefit obligation		4
Pension plans | United States of America | Termination of US pension plan
Disclosure of defined benefit plans [line items]
Premium amount paid with respect to settlement of plan	$ 245
Pension plans | United States of America | Termination of US pension plan | Forecast
Disclosure of defined benefit plans [line items]
Gain on annuity purchase contract connected to termination of plan					$ 2
Pension plans | United States of America | Funded plans
Disclosure of defined benefit plans [line items]
Funded		8				8	24
Pension plans | Other Countries | Funded plans
Disclosure of defined benefit plans [line items]
Funded		(13)				(13)	(5)
Pension plans | Other Countries | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded		(65)				(65)	(52)
Retirement Healthcare | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded		$ (10)				$ (10)	$ (10)